THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2007.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------


Check here if Amendment [X]: Amendment Number:      2
                                               ---------------

           This Amendment (Check only one):         [_] is a restatement
                                                    [X] adds
new holdings entries


Institutional Investment Manager Filing this Report:

Name:      Magnetar Financial, LLC
Address:   1603 Orrington Avenue
           13th Floor
           Evanston, IL  60201

Form 13F File Number: 028-11800
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Turro
Title:     Chief Compliance Officer
Phone:     847-905-4690

Signature, Place and Date of Signing:


      s/ Michael Turro               Evanston,  IL        November 14, 2007
------------------------------    ------------------      -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                     --------------------

Form 13F Information Table Entry Total:                       2
                                                     --------------------

Form 13F Information Table Value Total:                   $130,931
                                                     --------------------

                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                       MAGNETAR FINANCIAL, LLC
                                                               FORM 13F
                                                     Quarter Ended March 31, 2007

---------------  -----  ---------  ---------  ---------  ---  ----  ----------  --------  -----------------------------------
                                                                                                    VOTING AUTHORITY
                 CLASS                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER              ----------------
NAME OF ISSUER   TITLE      CUSIP  (X$1,000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE       SHARED      NONE
---------------  -----  ---------  ---------  ---------  ---  ----  ----------  --------  -----------  ---------  -----------
FIRST DATA CORP  COM    319963104   $21,477     798,400  SH         SOLE                   798,400
---------------  -----  ---------  ---------  ---------  ---  ----  ----------  --------  -----------  ---------  -----------
TXU CORP         COM    873168108  $109,454   1,707,558  SH         SOLE                  1,707,558
---------------  -----  ---------  ---------  ---------  ---  ----  ----------  --------  -----------  ---------  -----------